OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities
An analysis of other liabilities is as follows:

	At December 31,
	2023	2022
	(€ thousand)
Advances for supplies and services	516,096	451,166
Deferred income	295,683	270,353
Accrued expenses	100,305	98,535
Payables to personnel	44,880	55,789
Social security payables	25,857	26,498
Other	40,146	49,684
Total other liabilities	1,022,967	952,025

Explanation of significant changes in contract liabilities
Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At December 31, 2022	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2023
	(€ thousand)
Maintenance and power warranty programs	239,879	112,362	(89,617)	20	262,644
Advances from customers	446,394	990,468	(925,406)	(831)	510,625

	At December 31, 2021	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2022
	(€ thousand)
Maintenance and power warranty programs	218,982	100,710	(79,593)	(220)	239,879
Advances from customers	236,516	761,714	(551,885)	49	446,394